LOANS AND BORROWINGS, Reconciliation of Loans and Borrowings (Details)	12 Months Ended
Jun. 30, 2022 USD ($)
Reconciliation of Change in Borrowings [Abstract]
Balance	$ 475,652
Additions	178,870
Lease modifications	(30,489)
Repayments	(81,003)
Balance	543,030
Lease Liabilities [Member]
Reconciliation of Change in Borrowings [Abstract]
Balance	475,652
Additions	140,188
Lease modifications	(30,489)
Repayments	(78,778)
Balance	506,573
Other Loans and Borrowings [Member]
Reconciliation of Change in Borrowings [Abstract]
Balance	0
Additions	38,682
Lease modifications	0
Repayments	(2,225)
Balance	$ 36,457